other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
other long-term assets
Pension assets	$ 155	$ 503
Unbilled customer finance receivables	225	47
Derivative assets	76	54
Costs incurred to obtain or fulfill a contract with a customer	109	110
Real estate joint venture advances	104	69
Investment in real estate joint ventures	3	5
Portfolio investments	110	70
Prepaid maintenance	55	55
Other	82	73
Total	$ 919	$ 986